                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08041
                                     ---------

                              Atlas Insurance Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          794 Davis Street, San Leandro, California           94577-6900
--------------------------------------------------------------------------------
          (Address of principal executive offices)            (Zip code)

       W. Lawrence Key, President, Atlas Insurance Trust 794 Davis Street,
                       San Leandro, California 94577-6900
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (510) 297-7444
                                                     --------------

Date of fiscal year end:  12/31/2004
                          ----------

Date of reporting period:  06/30/2004
                           ----------

ITEM 1.    REPORTS TO STOCKHOLDERS.

           The semi-annual report for the period January 1, 2004 through June 30, 2004 is filed herewith.

[ATLAS(R) LOGO]

FROM THE OFFICE OF MARION O. SANDLER
CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER

Dear Valued Policyholder:

During the first half of 2004, the U.S. economy appeared to be steadily improving. Corporate profits grew in the first and second quarter, and as profits expanded, so did business spending. After an economic recovery in 2003 with little or no job creation, business expansion produced over 1.2 million new jobs in the first six months of 2004. Additionally, during the 12-month period that ended in June, consumer spending, as evidenced by retail sales, increased by 5.8%. Both new and existing home sales remained at record levels in the first half of 2004, and the housing sector is on track for another banner year.

While the economy gradually improved during the first half of the year, there are questions about how future economic developments may be impacted by factors like the Iraq war, terrorist threats, persistently high oil prices, and rising inflation. For the 12-month period ended June 30, 2004, inflation, as measured by the Consumer Price Index, rose 3.3%, its highest level in three years.

In light of improving economic indicators and inflation concerns, the Federal Reserve Board (the Fed) began to shift its focus from its previous goal of stimulating economic growth to maintaining a balance between growth and inflation. In fact, the Federal Reserve's Open Market Committee responded to the improving economy by raising the Federal Funds rate 0.25% to 1.25% as of June 30, 2004, the first increase in 4 years. However, the Fed has stated that if it increases rates, they will likely do so at a "measured pace." But for now, interest rates remain near historical lows.

THE STOCK MARKET: A FLAT SIX MONTHS

After a solid 2003, stocks produced flat to slightly positive returns in the first half of the year, despite signs of economic strength and improving corporate profits during that period. The table below highlights short-term performance through June 30, 2004, for three major stock market indices:

  PERFORMANCE OF MAJOR STOCK MARKET INDICES
  JANUARY 1, 2004 - JUNE 30, 2004

INDEX NAME                                                FIRST QUARTER 2004    SECOND QUARTER 2004    6-MONTHS
---------------------------------------------------------------------------------------------------------------
Dow Jones Industrial Average
  (DJIA)(1)                                                     -0.43%                 1.24%             0.80%

Standard & Poor's 500 Index
  (S&P 500)(2)                                                   1.69%                 1.72%             3.44%

NASDAQ Composite Index(3)                                       -0.35%                 2.80%             2.43%


(1) The Dow Jones Industrial Average is an index of 30 stocks that trade on the New York Stock Exchange. It is a barometer of how shares of the largest U.S. companies are performing.
(2) The S&P 500 is an index of stocks often considered a fair representation of the stock market in general.
(3) The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on the NASDAQ exchange. It is a barometer of the performance of smaller companies.

BOND MARKET: RESPONSE TO THE FED

Yields on U.S. Treasury and other debt securities were flat throughout the first quarter and began to rise in the second quarter. The shift from historically low bond yields reflected the bond market's anticipation of a hike in interest rates as economic improvement continued and signs of inflation began to surface.

ATLAS BALANCED GROWTH: THE FIRST HALF OF 2004

The six-month performance of the Atlas Balanced Growth Portfolio, which contains both stocks and bonds, was in line with the overall trend of the markets as discussed above. The Portfolio posted a modest increase since the end of last year, with a year-to-date return of 2.08%. Balance Growth's average annual total returns were 16.14%, 2.39%, and 4.43%, respectively, for the 1-year, 5-year, and since inception periods ended June 30, 2004.(4)

As a "fund of funds," Balanced Growth can invest in as many as 12 Atlas stock, bond, and money market funds. The Portfolio seeks long-term growth of capital and current income, and targets maintaining an asset allocation of approximately 60% stocks, 30% bonds, and 10% cash. These proportions may be adjusted in response to market conditions and the values of the underlying funds. As of June 30, 2004, Atlas Balanced Growth was comprised of 67% stocks, 28% bonds, and 5% cash, and the Portfolio was invested in the underlying Atlas Funds as follows:

                                                                 % OF
ATLAS FUNDS                                                  INVESTMENTS
-----------                                                  -----------
Global Growth                                                       17.4%
Emerging Growth                                                     13.0
Growth Opportunities                                                12.6
S&P 500 Index                                                       12.1
Strategic Income                                                    10.1
U.S. Government and Mortgage Securities                              9.8
Value                                                                9.3
American Enterprise Bond                                             9.2
Strategic Growth                                                     5.3
Money Market                                                         1.2
Balanced                                                             0.0
U.S. Treasury Money                                                  0.0
                                                                   -----
                                                                   100.0%
                                                                   =====

(4) THIS DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns do not include surrender or insurance charges for the variable annuity, but do include fund operating expenses. A portion of this portfolio's expenses were waived. In the absence of this waiver, the portfolio's returns would have been lower. The inception date for the Atlas Balanced Growth Portfolio was September 30, 1997.

THE ANNUITIES YOU WANT FROM THE PEOPLE YOU TRUST.

Changes in market conditions and your personal and financial situation may require a re-evaluation of your portfolio to assess whether your strategy is on track to help you reach your investment goals. For assistance, please do not hesitate to contact your Atlas Representative, who can help review your portfolio's asset allocation. Together, you and your Representative will look at your current holdings to determine if, given your investment timeline and risk tolerance, your portfolio is still appropriate in today's market environment. Of course, there is no charge for this valuable service. Simply call 1-800-933-ATLAS (1-800-933-2852) to schedule an appointment. Or visit our web site www. atlasannuities.com for more information.

As a sister company of World Savings and a subsidiary of the $90 billion-strong Golden West Financial Corporation, Atlas Securities, Inc. -- a registered broker-dealer -- is dedicated to giving you the quality products and services you've come to expect from World. As always, we appreciate the trust you've placed in us and look forward to serving your financial needs now and in the future.

Sincerely,

/s/ Marion O. Sandler


Marion O. Sandler
Chairman of the Board and Chief Executive Officer


Please carefully consider the investment objectives, risks, charges, and expenses of Atlas products before investing. The prospectus contains these details and other information. Please call 1-800-933-ATLAS or see your Atlas Representative for a prospectus and read it carefully before investing. DISTRIBUTED BY ATLAS SECURITIES, INC., AN INSURANCE AFFILIATE OF WORLD SAVINGS. Atlas Annuities are not available in all states.

NOT FDIC INSURED - NOT A DEPOSIT - NO BANK GUARANTEE - MAY LOSE VALUE - NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

ATLAS BALANCED GROWTH PORTFOLIO
STATEMENT OF NET ASSETS                                JUNE 30, 2004 (UNAUDITED)

INVESTMENTS: (100.04%)

   Investment in Atlas Funds, at identified cost                                    $   15,154,372
                                                                                    ==============

                                                                       PERCENT OF
                                                           SHARES      NET ASSETS
                                                           ------      ----------
   Investment in Atlas Funds -- 100.04%

      Global Growth Fund                                   155,451          17.39%  $    2,883,623
      Emerging Growth Fund                                 152,912          13.01        2,157,591
      Growth Opportunities Fund                             99,051          12.60        2,089,975
      S&P 500 Index Fund                                   257,197          12.10        2,006,135
      Strategic Income Fund                                377,517          10.11        1,676,176
      U.S. Government and Mortgage Securities Fund         159,881           9.78        1,622,791
      Value Fund                                           153,643           9.35        1,550,262
      American Enterprise Bond Fund                        154,184           9.18        1,523,342
      Strategic Growth Fund                                 73,902           5.32          881,654
      Money Market Fund                                    198,734           1.20          198,734
                                                                                    --------------
                                                                                        16,590,283
                                                                                    --------------
OTHER ASSETS AND LIABILITIES: (-0.04%)

   Distributions receivable                                                                 14,696
   Other assets                                                                             45,956
   Liabilities                                                                             (67,891)
                                                                                    --------------
   Total other assets and liabilities                                                       (7,239)
                                                                                    --------------
NET ASSETS (100.0%)                                                                 $   16,583,044
                                                                                    ==============

NET ASSETS CONSIST OF:

   Unrealized appreciation                                                          $    1,435,911
   Accumulated net realized loss                                                        (4,190,247)
   Undistributed net investment income                                                      47,143
   Paid-in capital                                                                      19,290,237
                                                                                    --------------
NET ASSETS                                                                          $   16,583,044
                                                                                    ==============
NET ASSET VALUE PER SHARE:

   Net assets                                                                       $   16,583,044
   Beneficial interest shares outstanding (unlimited number of shares
      authorized)                                                                        1,686,615
                                                                                    ==============
   Net asset value per share                                                        $         9.83
                                                                                    ==============

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ATLAS BALANCED GROWTH PORTFOLIO
STATEMENT OF OPERATIONS       FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:

   Income:
      Distribution income from Atlas Funds                               $    88,547
      Interest                                                                    26
                                                                         -----------
   Total income                                                               88,573
                                                                         -----------
   Expenses:
      Management fees (Note 4)                                                20,820
      Administration service fees                                             20,820
      Accounting and legal fees                                                5,350
      Custodian fees and expenses                                              7,247
      Printing and postage                                                     5,269
      Transfer agency fees and expenses                                          156
      Trustees' fees                                                             447
      Other                                                                      264
                                                                         -----------
   Gross expenses                                                             60,373
      Waiver of management fees (Note 4)                                     (18,734)
                                                                         -----------
   Net expenses                                                               41,639
                                                                         -----------
   Net investment income                                                      46,934
                                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS):

   Realized loss on:
      Proceeds from sales                                                  4,776,930
      Cost of securities sold                                              5,139,005
                                                                         -----------
   Net  realized loss                                                       (362,075)
                                                                         -----------
   Net change in unrealized appreciation:
      Unrealized appreciation beginning of period                            780,451
      Unrealized appreciation end of period                                1,435,911
                                                                         -----------
   Net change in unrealized appreciation                                     655,460
                                                                         -----------
   Net realized and unrealized gain                                          293,385
                                                                         -----------
   Net increase in net assets resulting from operations                  $   340,319
                                                                         ===========

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ATLAS BALANCED GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         2004(2)         2003(3)
                                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
   Net investment income                                                              $     46,934    $    146,202
   Net realized loss on investments                                                       (362,075)       (516,446)
   Net change in unrealized appreciation on investments                                    655,460       3,410,997
                                                                                      ------------    ------------
   Net increase in net assets resulting from operations                                    340,319       3,040,753
                                                                                      ------------    ------------

DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from net investment income                                                      0        (146,002)
   Distributions from net realized gain on investments                                           0               0
                                                                                      ------------    ------------
   Total distributions paid to shareholders                                                      0        (146,002)
                                                                                      ------------    ------------

BENEFICIAL INTEREST SHARE TRANSACTIONS:(1)
   Proceeds from shares sold                                                               604,277         725,637
   Proceeds from shares issued in reinvestment of distributions                                  0         146,002
   Cost of shares repurchased                                                             (867,580)     (2,177,623)
                                                                                      ------------    ------------
   Net decrease in net assets resulting from beneficial interest share transactions       (263,303)     (1,305,984)
                                                                                      ------------    ------------
   Net increase in net assets                                                               77,016       1,588,767

NET ASSETS:
   Beginning of period                                                                  16,506,028      14,917,261
                                                                                      ------------    ------------
   End of period                                                                      $ 16,583,044    $ 16,506,028
                                                                                      ============    ============

(1)  Share Transactions:
        Sold                                                                                61,381          82,838
        Issued in reinvestment of dividends                                                      0          15,161
        Redeemed                                                                           (88,463)       (263,779)
                                                                                      ------------    ------------
        Net decrease in shares outstanding                                                 (27,082)       (165,780)
                                                                                      ============    ============
(2)  For the six months ended June 30.
(3)  For the year ended December 31.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ATLAS BALANCED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
                    SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              2004(1)    2003(2)   2002(2)  2001(2)    2000(2)   1999(2)
                                                           (UNAUDITED)

Net asset value, beginning of period                       $      9.63  $   7.94  $   9.66  $  10.68  $  11.68  $  10.26
                                                           -----------  --------  --------  --------  --------  --------

INCOME FROM INVESTMENT OPERATIONS:(5)

   Net investment income                                          0.03      0.09      0.14      0.15      0.48      1.34
   Net realized and unrealized gain (loss) on investments         0.17      1.69     (1.72)    (1.02)    (0.84)     1.68
                                                           -----------  --------  --------  --------  --------  --------
   Total from investment operations                               0.20      1.78     (1.58)    (0.87)    (0.36)     3.02
                                                           -----------  --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:

   From net investment income                                     0.00     (0.09)    (0.14)    (0.15)    (0.17)    (1.34)
   From net realized gains on investments                         0.00      0.00      0.00      0.00     (0.47)    (0.26)
                                                           -----------  --------  --------  --------  --------  --------
   Total distributions                                            0.00     (0.09)    (0.14)    (0.15)    (0.64)    (1.60)
                                                           -----------  --------  --------  --------  --------  --------
Net asset value, end of period                             $      9.83  $   9.63  $   7.94  $   9.66  $  10.68  $  11.68
                                                           ===========  ========  ========  ========  ========  ========
Total Return(3)                                                   2.08%    22.37%   -16.36%    -8.14%    -3.03%    29.41%

RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000's)                       $    16,583  $ 16,506  $ 14,917  $ 20,611  $ 21,187  $ 15,778
   Ratio of expenses to average net assets:(4),(6)
      Before expense waivers and reimbursement                    0.72%     0.88%     0.82%     0.76%     0.79%     0.95%
      After expense waivers and reimbursement                     0.50%     0.50%     0.50%     0.50%     0.50%     0.50%
   Ratio of net investment income to average net assets(4)        0.56%     0.98%     1.46%     1.55%     3.92%    12.40%
   Portfolio turnover rate                                       27.55%    37.26%    61.71%    57.33%    56.11%    64.47%

(1)  For the six months ended June 30.
(2)  For the year ended December 31.
(3) Total return assumes purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.
(4)  Annualized when the period presented is less than one year.
(5)  Per share information was calculated based on average shares.
(6) Does not include expenses of the investment companies in which the Portfolio invests.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ATLAS BALANCED GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS                          JUNE 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Atlas Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company. The Trust offers a choice of investment portfolios to investors through the purchase of variable annuity and variable life policies that fund insurance company separate accounts. The Trust is a series company currently offering only the Atlas Balanced Growth Portfolio (the "Portfolio"). The Portfolio, which has as its investment objective long-term growth of capital and moderate income, invests among twelve diversified no load Atlas mutual funds, including the U.S. Treasury Money Fund, the Money Market Fund, the U.S. Government and Mortgage Securities Fund, the Strategic Income Fund, the American Enterprise Bond Fund, the Balanced Fund, the Growth Opportunities Fund, the Value Fund, the S&P 500 Index Fund, the Strategic Growth Fund, the Global Growth Fund, and the Emerging Growth Fund (the "Atlas Funds"). Since the Portfolio invests in shares of a limited number of mutual funds, it is a "non-diversified" investment company under the 1940 Act. The Portfolio, however, intends to qualify as a diversified investment company under provisions of the Internal Revenue Code. Additional diversification requirements under Internal Revenue Code Section 817(h) are imposed on the Portfolio because the Trust is an investment medium for variable annuity contracts.

The following is a summary of significant accounting policies consistently used by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     a. INVESTMENT VALUATION: Investments are valued at the net asset value of each underlying Atlas Fund determined as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. eastern time) on each day the exchange is open.

     b. FEDERAL INCOME TAXES: It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

     c. SECURITY TRANSACTIONS: As is common in the industry, security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

     d. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: Interest income and estimated expenses are accrued daily. Dividends, representing distributions from Atlas Funds, are recorded on the ex-dividend date. Distributions of capital gains, if any, will normally be declared and paid once a year.

          Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund, timing differences, and differing characterization of distributions made by a fund.

     e. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. UNREALIZED APPRECIATION/DEPRECIATION -- TAX BASIS

As of June 30, 2004, unrealized appreciation of investment securities for federal income tax purposes was $928,312 consisting of unrealized gains of $1,468,568 and unrealized losses of $540,256. Cost of securities for federal income tax purposes was $15,661,971.

3. PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2004, the Portfolio purchased $4,601,359 of investment securities and sold $4,776,930 of investment securities.

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Atlas Advisers, Inc. (the "Adviser") provides portfolio management services to the Portfolio, the U.S. Treasury Money Fund, the Money Market Fund, and the U.S. Government and Mortgage Securities Fund. The Adviser supervises the provision of similar services by OppenheimerFunds, Inc., sub-adviser to the Strategic Income Fund, the Growth Opportunities Fund, and the Global Growth Fund; by Madison Investment Advisors, Inc., sub-adviser to the American Enterprise Bond Fund, the Balanced Fund and the Strategic Growth Fund; by Hotchkis and Wiley Capital Management, LLC., sub-adviser to the Value Fund as of May 17, 2004; by Turner Investment Partners, sub-adviser to the Emerging Growth Fund; and by Barclays Global Fund Advisors, adviser to the Master Portfolio in which the S&P 500 Index Fund invests. The Adviser is responsible for providing or overseeing all aspects of the Portfolio's day-to-day operations and implementing the Portfolio's investment programs. The Portfolio pays a fee for management and administrative services to the Adviser. The management fee is based on an annual rate of .25% of the Portfolio's average daily net assets. The Adviser has agreed to reduce its fee and assume expenses of the Portfolio to the extent necessary to limit the Portfolio's total direct operating expenses to .50% of average daily net assets. Due to the voluntary expense waiver in effect during the six months ended June 30, 2004, management fees due the Adviser were reduced by $18,734.

The Portfolio invests in specific Atlas Funds that have varied expense and fee levels. Due to the vacillating proportions owned of the underlying funds over time, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Atlas Securities, Inc. (the "Distributor") acts as principal underwriter of the Portfolio's shares. The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial Corp. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser, the Distributor and the Atlas Funds.

At June 30, 2004 Golden West Financial Corp., together with the Adviser and Distributor, owned 14,186,608 shares in the Money Market Fund, 400,468 shares in the Value Fund, 1,000 shares in the S&P 500 Index Fund, 76,099 shares in the Atlas American Enterprise Bond Fund and 115,723 shares in the Emerging Growth Fund.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES                       (UNAUDITED)

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by a Portfolio. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1-800-933-2852, (ii) on the Trust's website at www.atlasfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Trust's Form N-PX filing will be available (i) without charge, upon request, by calling the Trust toll-free at 1-800-933-2852, and (ii) on the SEC's website at www.sec.gov.

ITEM 2.    CODE OF ETHICS.

           Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

           Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

           Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

           Not applicable.

ITEMS 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

           Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

           (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

           (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

           (a)(1) Not applicable.

           (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

           (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as
           Exhibit 99.906.CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C.
           section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ATLAS INSURANCE TRUST


By (Signature and Title)   /S/ W. Lawrence Key
                           -------------------
                           W. Lawrence Key
                           President and Chief Operating Officer
                           (as Principal Executive Officer)
Date: August 25, 2004
      ---------------

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /S/ W. Lawrence Key
                           -------------------
                           W. Lawrence Key
                           President and Chief Operating Officer
                           (as Principal Executive Officer)
Date: August 25, 2004
      ---------------


By (Signature and Title)   /S/ Gene A. Johnson
                           -------------------
                           Gene A. Johnson
                           Vice President and Treasurer
                           (as Principal Financial Officer)
Date: August 25, 2004
      ---------------